Average Annual Total Returns		12 Months Ended	19 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	16.91%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	24.72%
FT Vest U.S. Small Cap Moderate Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Percent		12.61%	13.98%
Performance Inception Date	May 19, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.61%	13.98%
FT Vest U.S. Small Cap Moderate Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	10.76%